Intangible assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets

10. Intangible assets

Sale of Cetrotide trademarks to Merck

On August 10, 2021, the Company entered into a trademark maintenance and assignment option agreement with ARES Trading SA, a subsidiary of Merck KGaA (“Merck”), with respect to the trademarks owned by the Company on Cetrotide® (cetrorelix acetate for injection). As consideration for having been granted the option, Merck agreed to pay the Company a total of $549 (€0.5 million). During the year ended December 31, 2023, Merck exercised the option agreement, and the Company accordingly transferred all trademarks to Merck, after which the Company no longer has any ownership in or obligations related to the Cetrotide trademarks.

Impairment of intangible assets

In 2022, the Company ceased its development of both the COVID-19 and Chlamydia vaccine trials. The previously capitalized upfront payments for licenses relating to these two trials of $212 was fully impaired. Furthermore, as part of the Company’s annual goodwill and intangible asset impairment assessment, the Company identified the need for an additional impairment of $372 to intangible assets, as discussed in note 11.